Commitments and Contingencies (Details Narrative) - USD ($)												9 Months Ended		12 Months Ended
	Sep. 27, 2023	Dec. 06, 2022	Jul. 02, 2022	Apr. 11, 2022	Feb. 07, 2022	Jan. 17, 2022	Nov. 12, 2021	Jun. 11, 2021	Jun. 10, 2021	May 24, 2021	Apr. 19, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Other commitment												$ 2,126,081		$ 3,155,867
Legal fees	$ 190,000
Number of stock options granted												325,000	395,000	512,065	1,049,500
Fair value of RSUs												$ 710,769	$ 538,198	$ 697,361	$ 5,555,503
Purchase commitments														$ 3,155,867
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Legal fees	$ 125,000
Ms Kelly J Anderson [Member]
Loss Contingencies [Line Items]
Officers compensation		$ 60,000
Number of stock options granted		25,000
Exercisable period		5 years
Vesting period		2 years
Mr Michael O Sullivian [Member]
Loss Contingencies [Line Items]
Description of severance agreement				(i) three months of base salary, paid in the form of salary continuation, in accordance with the terms of a Separation Agreement to be entered into at the time of termination; (ii) three months of paid Garden Leave, which is paid in the form of salary continuation, in accordance with the laws of Switzerland; and (iii) a grant of fully-vested RSUs with a fair market value of 150,000 CHF on the date of termination of employment, pursuant to the terms of the separation agreement.
Mr Michael O Sullivian [Member] | 2022 Executive Compensation Plan [Member]
Loss Contingencies [Line Items]
Officers compensation				$ 250,000
Exercisable period				5 years
Vesting period				2 years
Percentage of annual cash bonus				30.00%
Fair value of RSUs				$ 87,500
Cash bonus				87,500
Immediately granted fair value of RSUs				43,750
Remaining fair value of RSUs				43,750
Cash payment				$ 87,500
Number of stock options granted				10,000
Mr Michael O Sullivian [Member] | 2022 Executive Compensation Plan [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Fair value of RSUs				$ 150,000
Mr Michael O Sullivian [Member] | Mr Barrett Mooney [Member]
Loss Contingencies [Line Items]
Exercisable period						5 years
Mr Barrett Mooney [Member]
Loss Contingencies [Line Items]
Officers compensation						$ 380,000
Percentage of annual cash bonus						35.00%
Description of severance agreement						(i) six months of base salary, paid in the form of salary continuation, in accordance with the terms of a Separation Agreement to be entered into at the time of termination; (ii) reimbursement of COBRA health insurance premiums at the same rate as if the executive officer were an active employee of the Company (conditioned on the executive officer having elected COBRA continuation coverage) for a period of 6 months or, if earlier, until the executive officer is eligible for group health insurance benefits from another employer; and (iii) a grant of fully-vested RSUs with a fair market value of $190,000 on the date of termination of employment, pursuant to the terms of the separation agreement.
Mr Barrett Mooney [Member] | 2022 Executive Compensation Plan [Member]
Loss Contingencies [Line Items]
Vesting period						2 years
Number of stock options granted						25,000
Number of RSUs						350,000
Mr Torres Declet [Member]
Loss Contingencies [Line Items]
Officers compensation								$ 235,000	$ 225,000		$ 225,000
Percentage of annual cash bonus										20.00%	20.00%
Cash bonus					$ 5,000
Number of stock options granted					42,500	111,607					125,000
Fair value of fully vested restricted shares of common stock						$ 125,000
Number of non qualified options to acquire shares of common stock											25,000
Mr Torres Declet [Member] | 2021 Executive Bonus [Member]
Loss Contingencies [Line Items]
Cash bonus							$ 10,000
Number of RSUs							75,000
Mr J Michael Drozd [Member]
Loss Contingencies [Line Items]
Description of severance agreement										(i) his regular base salary at the annual rate of $235,000 through the Termination Date; (ii) an annual performance bonus comprised of $37,130 in cash and 118,500 shares of the Company’s Common Stock, (iii) severance pay equal to six months of his base salary as of the Termination Date; (iv) reimbursement for six months’ of COBRA health insurance premiums at the same rate as if Mr. Drozd were an active employee of the Company; (v) cash payment equal to three days of accrued and unused vacation days; and (vi) 26,652 fully-vested RSUs with a fair value of $125,000 at the date of grant. Additionally, Mr. Drozd’s then outstanding and unvested equity awards continued to be governed by the terms of the applicable award agreements, except that 8,333 of the 100,000 RSUs granted to him on April 19, 2021, in accordance with his employment agreement with the Company, vested on the effective date of the Separation Agreement.
Nicole Fernandez Mc Govern [Member]
Loss Contingencies [Line Items]
Number of stock options granted											125,000
Description of severance agreement											(i) six months of base salary, paid in the form of salary continuation, in accordance with the terms of a Separation Agreement to be entered into at the time of termination; (ii) reimbursement of COBRA health insurance premiums at the same rate as if the executive officer were an active employee of the Company (conditioned on the executive officer having elected COBRA continuation coverage) for a period of 6 months or, if earlier, until the executive officer is eligible for group health insurance benefits from another employer; and (iii) a grant of fully-vested RSUs with a fair market value of $125,000 on the date of termination of employment, pursuant to the terms of the separation agreement.
Nicole Fernandez Mc Govern [Member] | 2021 Executive Bonus Award [Member]
Loss Contingencies [Line Items]
Cash bonus			$ 10,000
Number of stock options granted					62,500
Nicole Fernandez Mc Govern [Member] | 2022 Executive Compensation Plan [Member]
Loss Contingencies [Line Items]
Cash bonus					$ 50,000
Nicole Fernandez Mc Govern [Member] | Twenty Twenty One Compensation Plan [Member]
Loss Contingencies [Line Items]
Cash bonus							$ 10,000
Nicole Fernandez Mc Govern [Member] | Twenty Twenty One Executive Compensation Plan [Member]
Loss Contingencies [Line Items]
Number of RSUs							75,000
Nicole Fernandez Mc Govern [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Number of non-qualified options											25,000
Nicole Fernandez Mc Govern [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Number of non-qualified options											15,000
Nicole Fernandez Mc Govern [Member] | 2022 Executive Compensation Plan [Member]
Loss Contingencies [Line Items]
Exercisable period					5 years
Vesting period					2 years
Percentage of annual cash bonus					35.00%
Fair value of RSUs					$ 50,000
Number of stock options granted					25,000
Nicole Fernandez Mc Govern [Member] | 2022 Executive Compensation Plan [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Fair value of RSUs					$ 300,000